Convertible Debentures Payable (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Oct. 31, 2013	Oct. 31, 2013	Aug. 31, 2013	May 31, 2014
Debt Instrument [Line Items]
Accrued interest	$ 24,000
Debt conversion, principal and interest converted	0	4,127,201
Exercise price of warrants	$ 6.00
Induced Conversion of Convertible Debt Expense	0	13,713,767
5% Bridge Notes [Member]
Debt Instrument [Line Items]
Accrued interest	24,000
Warrants issued to purchase shares	74,709
Debt interest expense	184,700	94,400
Principal amount	826,900	1,793,000
Fair value of warrants						279,100
Interest rate	5.00%
Exercise price of warrants	$ 5.88
GBR Investments, LLC [Member]
Debt Instrument [Line Items]
Notes Issued		100,000
Emergent Financial Group, Inc. [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Debt conversion, principal and interest converted	1,743,000
Debt interest expense	98,400	385,400
Percentage of Offering Price on Conversion Price	90.00%
Percentage of Commission on Principal Balance of Notes	9.00%
Debt financing costs	492,500
One Note Holder [Member] | 5% Bridge Notes [Member]
Debt Instrument [Line Items]
Debt interest expense	50,800
Jerrell Shelton [Member]
Debt Instrument [Line Items]
Notes Issued		120,000
Bridge Notes [Member]
Debt Instrument [Line Items]
Warrants issued to purchase shares					149,789
Debt conversion, principal and interest converted			4,127,200
Debt interest expense	0	199,200
Fair value of warrants					199,200
Notes Issued					400,000
Debt Conversion Converted Instrument Units Issued				1,719,668
Debt Instrument, Convertible, Conversion Price			$ 2.40	$ 2.40
Debt Conversion Converted Instrument Units Description				one share of common stock of the Company (Common Stock) and (ii) one warrant to purchase one share of Common Stock at an exercise price of $4.44per share. The warrants are exercisable beginning on March 31, 2015
2013 Bridge Note [Member]
Debt Instrument [Line Items]
Principal amount	1,294,500
Interest rate					8.00%
2014 Bridge Notes [Memeber]
Debt Instrument [Line Items]
Principal amount	2,765,300
2013 and 2014 Bridge Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 4,059,800
2013 and 2014 Bridge Notes [Member] | January 31 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	15.00%
2013 and 2014 Bridge Notes [Member] | February 1 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	5.00%
2013 and 2014 Bridge Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price of warrants					$ 3.48
2013 and 2014 Bridge Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants					$ 2.28